Obligations Under Finance Leases - Additional Information (Detail) - Aircraft	Dec. 31, 2017	Dec. 31, 2016
Aircrafts, engines and flight equipment, held under finance leases [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Number of aircrafts	235	226